Unaudited Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
REVENUES
Total revenues	$ 202,277	$ 171,659	$ 434,778	$ 340,124
Voyage expenses (note 14e)	(92,668)	(86,933)	(190,007)	(166,926)
Vessel operating expenses (note 14b)	(53,600)	(52,652)	(108,187)	(105,647)
Time-charter hire expenses (note 8)	(10,792)	(5,697)	(20,240)	(10,380)
Depreciation and amortization	(30,658)	(29,573)	(60,523)	(59,003)
General and administrative expenses (note 14b)	(9,508)	(9,407)	(18,673)	(19,192)
Gain on sale of vessel (note 16)	0	170	0	170
Restructuring charges	0	(982)	0	(982)
Income (loss) from operations	5,051	(13,415)	37,148	(21,836)
Interest expense	(16,607)	(13,931)	(33,549)	(26,660)
Interest income	221	160	586	318
Realized and unrealized (loss) gain on derivative instruments (note 9)	(1,778)	1,116	(2,625)	4,129
Equity (loss) income (note 5)	(169)	(70)	584	624
Freight tax and other tax expenses (note 11)	(1,639)	(6,086)	(4,253)	(7,964)
Other income (note 10)	614	4,813	249	4,823
Net loss	$ (14,307)	$ (27,413)	$ (1,860)	$ (46,566)
Per common share amounts (note 15)
- Basic loss per share	$ (0.05)	$ (0.10)	$ 0.00	$ (0.17)
- Diluted loss per share	$ (0.05)	$ (0.10)	$ 0.00	$ (0.17)
Weighted-average number of Class A and Class B common stock outstanding (note 15)
- Basic and diluted	268,990,399	268,558,556	268,835,175	268,426,201
Voyage charter revenues
REVENUES
Total revenues	$ 186,805	$ 144,328	$ 403,222	$ 279,970
Time-charter [Member]
REVENUES
Total revenues	1,456	17,384	4,866	39,494
Other revenues
REVENUES
Total revenues	$ 14,016	$ 9,947	$ 26,690	$ 20,660